Financial instruments - Changes in liabilities arising from financing activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 3,438,000	£ 1,112,000
Cash flows	(881,000)	(455,000)
Additions	2,479,000	2,695,000
Interest expense	148,000	86,000
Foreign Exchange	(9,000)	0
Ending balance	5,175,000	3,438,000
Interest-bearing loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0
Cash flows	0	0
Additions	301,000	0
Interest expense	1,000	0
Foreign Exchange	(6,000)	0
Ending balance	296,000	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,438,000	1,112,000
Cash flows	(881,000)	(455,000)
Additions	2,178,000	2,695,000
Interest expense	147,000	86,000
Foreign Exchange	(3,000)
Ending balance	£ 4,879,000	£ 3,438,000